Capital structure and financial items - Borrowings - Reconciliation of liabilities arising from financing activities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	kr 27,006	kr 25,784
Borrowings, cash flows	(6,335)	(1,467)
Proceeds	79,391	0
Additions	2,584	2,809
Disposals	(3)	(4)
Exchange rates	110	(128)
Other	34	12
Liabilities arising from financing activities at end of period	102,787	27,006
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	5,726	4,529
Re-payments	(1,417)	(1,448)
Proceeds	0	0
Additions	2,383	2,809
Disposals	(3)	(4)
Exchange rates	71	(170)
Other	6	10
Liabilities arising from financing activities at end of period	6,766	5,726
Eurobonds
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	20,824	20,775
Re-payments	(4,849)	0
Proceeds	34,513	0
Additions	0	0
Disposals	0	0
Exchange rates	12	46
Other	28	3
Liabilities arising from financing activities at end of period	50,528	20,824
Loans
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	0
Re-payments	0
Proceeds	39,494
Additions	201
Disposals	0
Exchange rates	6
Other	0
Liabilities arising from financing activities at end of period	39,701	0
Commercial papers
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	0
Re-payments	0
Proceeds	5,344
Additions	0
Disposals	0
Exchange rates	(1)
Other	0
Liabilities arising from financing activities at end of period	5,343	0
Bank overdrafts
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	456	480
Re-payments	(69)	(19)
Proceeds	40	0
Additions	0	0
Disposals	0	0
Exchange rates	22	(4)
Other	0	(1)
Liabilities arising from financing activities at end of period	kr 449	kr 456